Goodwill and Other Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,950,906	$ 2,769,332
Accumulated Amortization	2,035,453	1,972,984
Goodwill gross carrying amount	2,172,922	1,993,990
Goodwill accumulated amortization	253,536	253,536
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,950,360	2,768,786
Accumulated Amortization	2,035,376	1,972,907
Goodwill gross carrying amount	2,161,902	1,982,970
Goodwill accumulated amortization	$ 252,667	252,667
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Customer Lists and Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 610,376	586,055
Accumulated Amortization	514,928	505,778
Customer Lists and Contracts [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	610,376	586,055
Accumulated Amortization	$ 514,928	505,778
Customer Lists and Contracts [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	7 years
Customer Lists and Contracts [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	7 years
Customer Lists and Contracts [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years
Customer Lists and Contracts [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	10 years
Non-competition Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 65,771	65,477
Accumulated Amortization	64,119	63,924
Non-competition Agreements [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	65,771	65,477
Accumulated Amortization	$ 64,119	63,924
Non-competition Agreements [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Non-competition Agreements [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Non-competition Agreements [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Non-competition Agreements [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Site Locations [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 2,228,767	2,072,059
Accumulated Amortization	1,422,794	1,372,954
Site Locations [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,228,767	2,072,059
Accumulated Amortization	$ 1,422,794	1,372,954
Site Locations [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Site Locations [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 45,992	45,741
Accumulated Amortization	33,612	30,328
Other [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	45,446	45,195
Accumulated Amortization	$ 33,535	$ 30,251
Other [Member] | Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Other [Member] | Minimum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Other [Member] | Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Other [Member] | Maximum [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years